UNSECURED DEBENTURES, NET AND CROSS CURRENCY INTEREST RATE SWAPS - Redemption of Debentures (Details) CAD in Thousands, € in Millions		12 Months Ended
	Dec. 21, 2016 CAD	Dec. 31, 2016 CAD	Dec. 31, 2017 CAD	Dec. 20, 2016 EUR (€)	Dec. 20, 2016 CAD	Jul. 03, 2014 EUR (€)	Jul. 03, 2014 CAD
Unsecured debentures, net:
Amortized Cost		CAD 646,768	CAD 647,306
Principal issued and outstanding		650,000	CAD 650,000
Early redemption cost		11,920
Interest rate swap savings	CAD 500
Net payment on the settlement of cross currency interest rate swap	1,200
Termination of the cross currency interest rate swap	CAD 1,700
2021 Cross Currency Interest Rate Swap
Unsecured debentures, net:
Interest rate						3.788%	3.788%
2021 Cross Currency Interest Rate Swap | July 5 2021
Unsecured debentures, net:
Principal issued and outstanding							CAD 250,000
Exchange of principal proceeds | €						€ 171.9
2023 Cross Currency Interest Rate Swap
Unsecured debentures, net:
Interest rate				3.873%	3.873%
2023 Cross Currency Interest Rate Swap | November 30, 2023
Unsecured debentures, net:
Principal issued and outstanding					CAD 400,000
Exchange of principal proceeds | €				€ 281.1
2018 Debentures
Unsecured debentures, net:
Early redemption cost		11,900
Redemption premium		11,200
Accelerated amortization of issuance costs		CAD 700
2018 Debentures | Granite LP
Unsecured debentures, net:
Interest rate	4.613%
Principal issued and outstanding	CAD 200,000
Aggregate redemption price	213,200
Accrued and unpaid interest	CAD 2,000